Offerings	Nov. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.20% Senior Notes due 2032
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.9984
Maximum Aggregate Offering Price	$ 748,800,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 65,145.60
Offering Note	The registration fee table shall be deemed to update the "Calculation of Registration Fee" table in the Company's Registration Statement on Form S-3ASR (File No. 333-283172) in accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.65% Senior Notes due 2037
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99648
Maximum Aggregate Offering Price	$ 747,360,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 65,020.32
Offering Note	The registration fee table shall be deemed to update the "Calculation of Registration Fee" table in the Company's Registration Statement on Form S-3ASR (File No. 333-283172) in accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended.